Stockpiles and Ore on Leach Pads - Stockpiles and Ore on Leach Pads, by Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Stockpiles And Ore On Leach Pads [Line Items]
Total stockpiles and ore on leach pads	$ 3,485	$ 3,682
Carlin [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Total stockpiles and ore on leach pads	439	358
Phoenix [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Total stockpiles and ore on leach pads	109	77
Twin Creeks [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Total stockpiles and ore on leach pads	327	264
La Herradura [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Total stockpiles and ore on leach pads	57	57
Minera Yanacocha [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Total stockpiles and ore on leach pads	504	498
Boddington [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Total stockpiles and ore on leach pads	304	474
Tanami [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Total stockpiles and ore on leach pads	12	7
Jundee [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Total stockpiles and ore on leach pads	7	34
Waihi [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Total stockpiles and ore on leach pads	2
Kalgoorlie [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Total stockpiles and ore on leach pads	107	132
Batu Hijau [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Total stockpiles and ore on leach pads	1,290	1,543
Ahafo [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Total stockpiles and ore on leach pads	292	235
Akyem [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Total stockpiles and ore on leach pads	$ 35	$ 3